Oct. 31, 2024
First Eagle Short Duration High Yield Municipal Fund | First Eagle Short Duration High Yield Municipal Fund
Investment Objective
First Eagle Short Duration High Yield Municipal Fund (“Short Duration High Yield Municipal Fund” or the “Fund”) seeks to provide high current income exempt from regular federal income taxes.
Capital appreciation is a secondary objective when consistent with the Fund’s primary objective.
Fees and Expenses of the Short Duration High Yield Municipal Fund

The following information describes the fees and expenses you may pay if you buy, hold and sell shares of the Short Duration High Yield Municipal Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $100,000 in the Short Duration High Yield Municipal Fund. Information about these and other discounts is available from your financial professional and in the How to Purchase Shares and Public Offering Price of Class A Shares sections on pages 190 and 197, respectively, and in the appendix to this Prospectus titled Intermediary-Specific Front-End Sales Load and Waiver Terms.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class I	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	2.50	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	1.00*	1.00*	None	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees**	0.45	0.45	0.45	0.45

Distribution and/or Service (12b-1) Fees	0.25	1.00	None	None

Other Expenses***

Interest and Related Expenses****	0.02	0.02	0.02	0.02

Remainder of Other Expenses	0.75	0.75	1.11	2.00
Total Annual Operating Expenses (%)	1.47	2.22	1.58	2.47
Fee Waiver and/or Expense Reimbursement**	-0.60	-0.60	-0.96	-1.85
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement (%)	0.87	1.62	0.62	0.62
*	A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $250,000 or more without an initial sales charge.
**

First Eagle Investment Management, LLC (the “Adviser”) has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, C, I and R6 so that the total annual operating expenses (excluding interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, dividend and other expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 0.85%, 1.60%, 0.60% and 0.60% of average net assets, respectively. Each of these undertakings lasts until February 28, 2026 and may not be terminated during its term without the consent of the Board of Trustees. The Short Duration High Yield Municipal Fund has agreed that each of Classes A, C, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 0.85%, 1.60%, 0.60% and 0.60% of the class’ average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

***

“Other Expenses” shown generally reflect actual expenses for the Fund for the fiscal year ended October 31, 2024, and estimated expenses in the case of Class C shares, which are a newly organized share class.

****	Includes interest expense and fees paid on Fund borrowings and/or interest and related expenses from inverse floaters.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	2.50	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	1.00*	1.00*	None	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Management Fees**	0.45	0.45	0.45	0.45

Distribution and/or Service (12b-1) Fees	0.25	1.00	None	None

Other Expenses***

Interest and Related Expenses****	0.02	0.02	0.02	0.02

Remainder of Other Expenses	0.75	0.75	1.11	2.00
Total Annual Operating Expenses (%)	1.47	2.22	1.58	2.47
Fee Waiver and/or Expense Reimbursement**	-0.60	-0.60	-0.96	-1.85
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement (%)	0.87	1.62	0.62	0.62
*	A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $250,000 or more without an initial sales charge.
**

First Eagle Investment Management, LLC (the “Adviser”) has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, C, I and R6 so that the total annual operating expenses (excluding interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, dividend and other expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 0.85%, 1.60%, 0.60% and 0.60% of average net assets, respectively. Each of these undertakings lasts until February 28, 2026 and may not be terminated during its term without the consent of the Board of Trustees. The Short Duration High Yield Municipal Fund has agreed that each of Classes A, C, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 0.85%, 1.60%, 0.60% and 0.60% of the class’ average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

***

“Other Expenses” shown generally reflect actual expenses for the Fund for the fiscal year ended October 31, 2024, and estimated expenses in the case of Class C shares, which are a newly organized share class.

****	Includes interest expense and fees paid on Fund borrowings and/or interest and related expenses from inverse floaters.

Example

The following example is intended to help you compare the cost of investing in the Short Duration High Yield Municipal Fund with the cost of investing in other mutual funds. This hypothetical example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all shares at the end of those periods. The example also assumes the average annual return is 5% and operating expenses remain the same (except that the fee waiver is taken into account only for the one-year expense example). Please keep in mind your actual costs may be higher or lower.

Share Status	1 Year	3 Years	5 Years	10 Years
Class A
Sold or Held	$337	$646	$977	$1,913
Class C (shares have a one year contingent deferred sales charge)
Sold	$265	$637	$1,135	$2,508

Held	$165	$637	$1,135	$2,508
Class I
Sold or Held	$63	$405	$770	$1,797
Class R6
Sold or Held	$63	$592	$1,148	$2,665

Portfolio Turnover Rate

The Short Duration High Yield Municipal Fund pays transaction costs, such as commissions, when the Fund buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 202.33% of the average value of its portfolio.

Principal Investment Strategies

To pursue its investment objective, the First Eagle Short Duration High Yield Municipal Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds that pay interest that is exempt from regular federal personal income tax. Such municipal bonds may include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S. territories that pay interest that is exempt from regular federal personal income tax and may include all types of municipal bonds. The Fund may invest without limit in securities that generate income taxable to those shareholders subject to the federal alternative minimum tax. Assuming the position pays interest income that is exempt from regular federal personal income tax, the Fund can “count” relevant derivative positions towards its “80% of assets” allocation and, in doing so, values each position at the price at which it is held on the Fund’s books (generally market price, but anticipates valuing each such position for purposes of assessing compliance with this test at notional value in connection with new rules requiring that treatment, which come into effect in

2025). While the Fund may invest in securities with any time to maturity, under normal market conditions, the Fund will generally maintain an investment portfolio with a weighted average effective duration of less than 5 years. A debt instrument’s “duration” is a way of measuring a debt instrument’s sensitivity to a potential change in interest rates.

The Fund invests significantly in lower-quality municipal bonds and may employ effective leverage through investments in inverse floaters, tender option bonds, total return swaps, interest rate swaps, credit default swaps, credit default swap indices, a line of credit, repurchase agreements and reverse repurchase agreements. While the Fund may invest in securities with any investment rating, the Fund generally invests at least 65% of its net assets in low- to medium-quality bonds rated BBB/Baa or lower at the time of purchase by at least one independent rating agency or, if unrated, judged by the Adviser to be of comparable quality, although it may invest less than this amount during abnormal market conditions or periods of large cash inflows or outflows. In doing so, the Fund may invest in below investment grade municipal bonds (those rated BB+/Ba1 or lower), commonly referred to as “high yield” or “junk” bonds. The Fund may invest up to 10% of its net assets in defaulted municipal bonds. The Fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (“Inverse Floaters”). The Fund’s investments in Inverse Floaters are designed to increase the Fund’s income and returns through this leveraged exposure. The Fund may invest in Inverse Floaters that create effective leverage of up to 15% of the Fund’s total investment exposure.

In deciding whether to sell a security, the Adviser considers various factors related to the market and the portfolio, which may include whether: a security has become overvalued; the Adviser detects credit deterioration or modifies its portfolio strategy, such as sector and/or state allocations; or a security exceeds the portfolio’s diversification targets.

While the municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies, as of the date of this prospectus, the Fund does not expect that it will have significant exposure to any particular geographic area. The Fund expects that it will have significant exposure to tax obligation (which may include general obligation bonds, special tax bonds and tax allocation revenue securities), education, transportation and industrial revenue securities.

The Fund may invest in zero coupon bonds. The Fund may also invest (typically for hedging purposes or to manage the effective maturity or duration of the Fund’s portfolio or for speculative purposes in an effort to increase the Fund’s yield or to enhance returns) in derivative instruments such as options, futures contracts and options on futures contracts, and interest rate swaps.

For more information about the Short Duration High Yield Municipal Fund’s principal investment strategies, please see the More Information about the Funds’ Investments section.

Investment Results

Performance history will be included for the Fund after the Fund has been in operation for one calendar year. Until that time, performance information will be available at www.firsteagle.com/funds/short-duration-high-yield-municipal-fund or by calling 800.334.2143. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).